Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Benefit Plan, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	401(k) Plan
Entity Tax Identification Number	13-2744380
Employee Benefit Plan, Plan Number	001
Participant Contributions Transferred Late to the Plan	$ 338,265
Employee Benefit Plan, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Contributions Not Corrected	$ 338,265
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0